Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 4,292	$ 5,585	$ 5,492
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,785	2,427	3,050
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 2,507	$ 3,158	$ 2,442